Post-employment benefits for associates (Details 6) $ in Millions	Dec. 31, 2020 USD ($)
Discount rate | 25 basis point change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (885)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	942
Life expectancy | 1 year increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	993
Rate of pension increase | 25 basis point change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	589
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(143)
Interest on savings account | 25 basis point change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	62
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(30)
Salary increase | 25 basis point change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	61
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (61)